Flight Equipment Spare Parts - Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts (Detail) - Provision written off in relation to disposal of spare parts [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Line Items]
Beginning balance	¥ 465	¥ 541
Accrual (note 10)	112	10
Amount written off in relation to disposal of spare parts	(1)	(86)
Disposal of a subsidiary	(45)
Ending balance	¥ 531	¥ 465